Stock-based compensation	12 Months Ended
Mar. 31, 2023
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock-based compensation	Share-based compensation (numbers of shares and awards are presented in per share and per award amounts)
In 2012, the Company established the 2012 option plan (which was amended in 2015, 2019 and 2021) (the “2012 Legacy Option Plan”). Employee stock option grants under the 2012 Legacy Option Plan generally vest as to 25% a year annually over four years and have a term of seven years. In connection with the Company's initial public offering in Canada (the "IPO"), the 2012 Legacy Option Plan was amended such that outstanding options granted thereunder are exercisable for Common Shares and no further awards can be made under the 2012 Legacy Option Plan.
In connection with the IPO, an omnibus incentive plan (as amended and restated, the “Omnibus Incentive Plan”) was adopted. The Omnibus Incentive Plan was amended and restated in November 2019 to give effect to certain housekeeping amendments. The Omnibus Incentive Plan was amended and restated in September 2020 to convert such plan from a "fixed plan" to a "rolling plan", whereby the maximum number of Common Shares of the Company which may be reserved and set aside for issuance under such plan and the 2012 Legacy Option Plan were changed from a fixed number of Common Shares to a maximum aggregate number of Common Shares equal to 15% of all Common Shares issued and outstanding from time to time on a non-diluted basis. On that basis, as at March 31, 2023, the maximum number of Common Shares available under the Omnibus Incentive Plan and the 2012 Legacy Option Plan was 22,675,545. In February 2021, the Omnibus Incentive Plan was updated to amend certain definitions.
The Omnibus Incentive Plan allows the Board to grant long-term equity-based awards to eligible participants in the form of stock options, RSUs, DSUs, and PSUs. All options granted under the Omnibus Incentive Plan have an exercise price determined and approved by the Board at the time of grant, which cannot be less than the market price of a Common Share on the date of the grant. Employee stock options under the Omnibus Incentive Plan generally vest as to 25% on the first anniversary of the grant date and then monthly thereafter for 36 months until fully vested or monthly for 48 months until fully vested, are granted with a term of seven years and settled via the issuance of new Common Shares upon exercise. In some instances, the Company has granted stock options with other non-standard vesting schedules.
Each RSU, DSU and PSU evidences the right to receive one Common Share (issued from treasury or purchased on the open market), cash based on the value of a Common Share or a combination thereof at some future time. RSUs under the Omnibus Incentive Plan generally vest as to 30% either on the first anniversary of the grant date or spread over each of the first four quarterly anniversaries of the grant date, followed in either case by eight equal quarterly tranches until fully vested. In some instances, the Company has granted RSUs with other non-standard vesting schedules. PSU vesting is conditional on the attainment of specified performance metrics determined by the Board. RSUs and PSUs must be settled before the date that is three years after the last day of the calendar year in which the performance of services for which the RSUs or PSUs were granted, occurred. DSUs generally vest on the grant date and must be settled after the termination date of the holder, but prior to the last day of the calendar year following such termination date. Each of RSUs, DSUs and PSUs may be settled via the issuance of shares, cash or a combination thereof at the discretion of the Board.
In connection with the acquisition of ShopKeep Inc. ("ShopKeep"), the Company assumed the ShopKeep Plan. The assumed options were converted based on the option exchange ratio calculated in accordance with the definitive merger agreement into options to purchase the Company's Common Shares with corresponding adjustments made to (i) the number of shares issuable upon exercise of each assumed option and (ii) the exercise price of each such assumed option. A total of 1,226,214 Common Shares were reserved under the ShopKeep Plan. Immediately prior to the acquisition of ShopKeep, the ShopKeep Plan was amended such that outstanding options granted thereunder are exercisable for Common Shares and no further awards can be made under the ShopKeep Plan.
The Company has also made grants of stock options and RSUs without shareholder approval in compliance with an allowance under the rules of the TSX as inducements for executive officers to enter into contracts of full-time employment with the Company. The terms of such grants generally align with the terms governing grants of comparable awards under the Omnibus Incentive Plan, though a separate share reserve is maintained for issuance in connection with the exercise or settlement of such awards.
The Company has also made grants of long-term, multi-year performance-based stock options to its Chief Executive Officer, Chief Operating Officer and Chief Financial Officer. Such options will vest over an approximately five year time period and only upon achievement of predetermined performance criteria. The options were granted in accordance with the Omnibus Incentive Plan, with the exercise price determined and approved by the Board at the time of grant, which exercise prices were not less than the fair market price of a Common Share on the date of grant. The options have a term of seven years and are settled via the issuance of Common Shares upon exercise.
The stock option activity and the weighted average exercise price are summarized as follows:

	2023		2022

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of year*	11,823,310	36.36	6,796,039	24.56
Granted**	2,817,149	19.93	7,920,684	49.47
Exercised	(942,641)	5.00	(1,061,359)	16.48
Forfeited/Cancelled	(3,637,522)	47.76	(1,832,054)	47.84

Outstanding – End of fiscal year	10,060,296	30.58	11,823,310	38.37

Exercisable – End of fiscal year	3,771,711	31.24	2,600,818	23.05
*The 2023 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for the CAD to USD foreign exchange rate used when calculating the current fiscal year's weighted average exercise prices.
**Included in the stock options granted in the fiscal year ended March 31, 2022 were 2,500,000 stock options with vesting dependent on market conditions tied to the Company's future share price performance.
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2023 are summarized as follows:

	2023		2023		2023
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	3,314,131	46.71	34,421	37.95	953,290	28.73
Granted	4,397,629	20.77	47,577	18.72	—	—
Settled	(956,837)	41.58	(16,600)	40.50	(333,650)	28.73
Forfeited	(1,214,156)	37.97	—	—	—	—

Outstanding – End of year	5,540,767	28.92	65,398	23.31	619,640	28.73
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2022 are summarized as follows:

	2022		2022		2022
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	939,833	44.93	14,751	26.68	75,182	24.90
Granted	3,016,792	48.89	20,227	47.14	953,290	28.73
Settled	(219,208)	52.19	(557)	73.39	(51,094)	24.97
Forfeited	(423,286)	55.50	—	—	(24,088)	24.75

Outstanding – End of year	3,314,131	46.71	34,421	37.95	953,290	28.73
The fair value of stock options granted to employees, excluding stock options that contain market conditions, was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2023	2022

Expected volatility	52.22%	47.25%
Risk-free interest rate	3.05%	1.04%
Expected option life	3.92 years	4.07 years
Expected dividend yield	0%	0%
Forfeiture rate	26.55%	27.07%
The fair value of stock options granted in the fiscal year ended March 31, 2022 to certain executives with vesting dependent on market conditions tied to the Company's future share price performance is measured using the Monte Carlo pricing model to estimate the Company's potential future share price. This model leverages assumptions that the expected volatility of the share price is 41% and the expected option life is 7 years.
The fair value of stock options, RSUs, DSUs and PSUs granted in the fiscal year ended March 31, 2023 amounted to $117,895 (2022 – $318,233). The initial aggregate fair value of options, RSUs and PSUs forfeited/cancelled in the fiscal year ended March 31, 2023 amounted to $111,549 (2022 – $55,967). For the fiscal year ended March 31, 2023, share-based compensation expense of $129,167 (2022 – $108,916) was recorded in the consolidated statements of loss and comprehensive loss with a corresponding credit to additional paid-in capital.
As at March 31, 2023, the total remaining unrecognized share-based compensation expense amounted to $78,581 (2022 – $147,052), which will be amortized over the weighted average remaining requisite service period of 1.60 years (2022 – 1.90 years).
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2023:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

2.17 to 18.92	1,930,537	5.09	12.19	719,850	2.21	5.80
18.93 to 22.62	1,886,776	5.61	21.49	384,078	4.24	21.79
22.63 to 27.73	2,268,067	4.46	23.99	1,409,502	3.77	24.27
27.74 to 41.54	1,896,698	5.51	31.49	291,923	3.79	31.80
41.55 to 93.45	2,078,218	5.42	62.27	966,358	5.38	63.92

Total	10,060,296	5.19	30.58	3,771,711	3.94	31.24
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2022:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 21.90	2,735,944	4.82	11.60	1,017,325	3.28	5.02
21.91 to 27.52	2,137,518	5.67	24.29	796,323	5.12	24.90
27.53 to 33.19	2,238,268	6.34	30.75	302,339	4.94	28.71
33.20 to 65.89	1,855,419	6.25	45.76	286,652	5.07	38.86
65.90 to 94.03	2,856,161	6.22	75.73	198,179	6.14	76.67

Total	11,823,310	5.82	38.37	2,600,818	4.45	23.05